Change in Fiscal Year end (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Revenues	933,888	911,294	1,291,223	1,323,533	966,755
Cost of revenues	(807,104)	(801,413)	(1,142,653)	(1,074,880)	(810,187)
Gross profit	126,784	109,881	148,570	248,653	156,568
Operating expenses, net
Selling, general and administrative expenses	(66,330)	(56,498)	(81,557)	(83,584)	(63,824)
Other income	6,266	1,600	2,431	4,711	4,364
Write-off of property, plant and equipment	(4,058)	(690)	(690)	(1,791)	(40,348)
Gain on disposal of property, plant and equipment	1,898	829	938	1,315	1,077
Total operating expenses, net	(62,224)	(54,759)	(78,878)	(79,349)	(98,731)
Income from operations	64,560	55,122	69,692	169,304	57,837
Interest income	166	172	218	124	60
Interest expense	(1,559)	(1,880)	(2,695)	(3,008)	(2,733)
Income before income tax expense	63,167	53,414	67,215	166,420	55,164
Income tax expense (note 10)	(3,344)	(13,379)	(16,811)	(33,106)	(10,857)
Net income	59,823	40,035	50,404	133,314	44,307
Other comprehensive income
Foreign currency translation adjustment	(990)	7,157	7,408	218	1,756
Comprehensive income attributable to Plastec Technologies, Ltd.	58,833	47,192	57,812	133,532	46,063
Net income per share
Weighted average number of ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Weighted average number of diluted ordinary shares (in shares)	14,303,544	16,540,951	15,944,233	7,891,754	7,054,583
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	3.2	16.9	6.3